Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ (40,553)		$ (1,247,962)	$ 2,892,470
Gain (Loss) on disposal of investments accounted for under the equity method	163,395		50,553	(16,388)
Others	100,254		62,869	(2,009,952)
Total other gains and losses	223,096	$ 7,286	(1,134,540)	866,130
Interest expenses, bonds payable	444,424		486,079	437,055
Interest expenses, bank loans	833,548		1,100,840	1,285,708
Interest expenses, lease liabilities	179,367		166,928	145,187
Interest expenses, others	16,390		31,464	139
Financial expenses	96,645		81,018	94,841
Total finance costs	$ 1,570,374	$ 51,286	$ 1,866,329	$ 1,962,930